Summary of Significant Accounting Policies - Risk of concentrations of credit, significant customers and significant suppliers (Details) - Evolv Technologies Holdings Inc [Member] - customer	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Total revenue | Customer concentration risk
Concentration Risk [Line Items]
Number of customers	2	1
Total revenue | Customer concentration risk | Customer Representing More Than Ten Percentage
Concentration Risk [Line Items]
Concentration risk, percentage			10.70%	59.50%
Total revenue | Customer concentration risk | Customer One
Concentration Risk [Line Items]
Number of customers			1
Concentration risk, percentage			10.00%
Total revenue | Customer concentration risk | Customer Three
Concentration Risk [Line Items]
Number of customers				3
Concentration risk, percentage				10.00%
Total revenue | Customer concentration risk | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage			10.70%
Total revenue | Customer concentration risk | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage				26.60%
Total revenue | Customer concentration risk | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage				21.70%
Total revenue | Customer concentration risk | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage				11.20%
Accounts receivable | Customer concentration risk
Concentration Risk [Line Items]
Number of customers	0		2
Accounts receivable | Customer concentration risk | Customer Two
Concentration Risk [Line Items]
Number of customers			2	2
Concentration risk, percentage			10.00%	10.00%
Accounts receivable | Credit concentration risk | Customer Representing More Than Ten Percentage
Concentration Risk [Line Items]
Concentration risk, percentage			47.20%	78.20%
Accounts receivable | Credit concentration risk | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage				56.30%
Accounts receivable | Credit concentration risk | Customer E
Concentration Risk [Line Items]
Concentration risk, percentage			23.80%
Accounts receivable | Credit concentration risk | Customer F
Concentration Risk [Line Items]
Concentration risk, percentage			23.40%
Accounts receivable | Credit concentration risk | Customer G
Concentration Risk [Line Items]
Concentration risk, percentage				21.90%